Income Tax - Disclosure of information about unrecognized deductible temporary differences (Details) - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 54,565,421	$ 70,027,499
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	44,301,215	57,492,282
Property, plant, and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	126,110	234,193
Equity investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	1,251,761	560,057
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	89,875
Financing costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized deductible temporary differences	$ 8,796,460	$ 11,740,967